Summary of significant accounting and reporting policies Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Equity Method Investments
Below are our most significant equity method investments, other than the investments in renewable energy.

Equity method investments at Dec. 31, 2016
(dollars in millions)	Percentage ownership	Book value
CIBC Mellon	50.0%	$509
Siguler Guff	20.0%	$256
ConvergEx	33.9%	$76	(a)

(a)
In addition to the common ownership interest noted, BNY Mellon also holds an interest in ConvergEx nonvoting Series B preferred units.  The book value at Dec. 31, 2016 is reflective of our combined common and preferred interests in ConvergEx.